Financial Assets at Fair Value through Profit or Loss and Financial Investments_Financial Assets At Fair Value Through Profit Or Loss And Financial Investments(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 KRW (₩)
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	₩ 53,549,086	[1]	$ 46,344,387	₩ 50,987,847
Financial Investments Abstract [Abstract]
Financial investments	71,782,606	[1]	$ 62,124,700	61,665,094
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	53,549,086			50,987,847
Financial assets at fair value through profit or loss | Government and public bonds
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	6,569,472			7,922,936
Financial assets at fair value through profit or loss | Financial bonds
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	16,360,495			14,978,408
Financial assets at fair value through profit or loss | Corporate bonds
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	3,218,480			4,101,066
Financial assets at fair value through profit or loss | Asset backed securities
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	124,898			84,382
Financial assets at fair value through profit or loss | Derivatives linked securities
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	3,623,648			3,516,626
Financial assets at fair value through profit or loss | Other debt securities
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	8,449,207			7,429,687
Financial assets at fair value through profit or loss | Stocks
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	1,716,149			1,094,441
Financial assets at fair value through profit or loss | Other equity securities
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	387,694			193,221
Financial assets at fair value through profit or loss | Beneficiary certificates
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	12,375,326			10,252,377
Financial assets at fair value through profit or loss | Private placed corporate bonds
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	265,499			823,071
Financial assets at fair value through profit or loss | Other loans
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	162,046			131,105
Financial assets at fair value through profit or loss | Other due from financial institutions
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	216,367			381,719
Financial assets at fair value through profit or loss | Other financial assets
Financial assets at fair value through profit or loss [Abstract]
Total financial assets at fair value through profit or loss	79,805			78,808
Financial assets measured at fair value through other comprehensive income
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	46,436,051			38,003,572
Financial assets measured at fair value through other comprehensive income | Government and public bonds
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	9,501,642			3,475,214
Financial assets measured at fair value through other comprehensive income | Financial bonds
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	20,913,361			20,107,719
Financial assets measured at fair value through other comprehensive income | Corporate bonds
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	12,289,820			10,540,985
Financial assets measured at fair value through other comprehensive income | Asset backed securities
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	832,160			1,100,041
Financial assets measured at fair value through other comprehensive income | Other debt securities
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	19,865			19,675
Financial assets measured at fair value through other comprehensive income | Stocks
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	2,377,994			2,262,379
Financial assets measured at fair value through other comprehensive income | Other equity securities
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	85,069			69,153
Financial assets measured at fair value through other comprehensive income | Equity investments
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	41,042			38,584
Financial assets measured at fair value through other comprehensive income | Private placed corporate bonds
Financial Investments Abstract [Abstract]
Financial assets measured at fair value through other comprehensive income	375,098			389,822
Securities measured at amortized cost
Financial Investments Abstract [Abstract]
Securities measured at amortized cost	25,346,555			23,661,522
Securities measured at amortized cost | Government and public bonds
Financial Investments Abstract [Abstract]
Securities measured at amortized cost	5,395,720			5,090,051
Securities measured at amortized cost | Financial bonds
Financial Investments Abstract [Abstract]
Securities measured at amortized cost	8,157,428			6,847,055
Securities measured at amortized cost | Corporate bonds
Financial Investments Abstract [Abstract]
Securities measured at amortized cost	7,536,805			6,943,332
Securities measured at amortized cost | Asset backed securities
Financial Investments Abstract [Abstract]
Securities measured at amortized cost	4,258,274			4,782,800
Securities measured at amortized cost | Allowances
Financial Investments Abstract [Abstract]
Securities measured at amortized cost	₩ (1,672)			₩ (1,716)

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.